GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL [Abstract]
Change in Carrying Amounts
	2014				2015
	Internet	Mobile			Internet	Mobile
	games	games	WVAS	Total	games	games	WVAS	Total

Gross amount:
Beginning balance	$70,506,823	$20,882,730	$44,035,400	$135,424,953	$70,315,547	$20,827,251	$44,023,083	$135,165,881
Exchange differences	(191,276)	(55,479)	(12,317)	(259,072)	(4,056,333)	(1,176,551)	(261,181)	(5,494,065)

Ending balance	70,315,547	20,827,251	44,023,083	135,165,881	66,259,214	19,650,700	43,761,902	129,671,816

Accumulated impairment loss:
Beginning balance	(3,279,803)	-	(41,878,521)	(45,158,324)	(3,270,905)	-	(41,875,868)	(45,146,773)
Exchange differences	8,898	-	2,653	11,551	188,691	-	56,255	244,946

Ending balance	(3,270,905)	-	(41,875,868)	(45,146,773)	(3,082,214)	-	(41,819,613)	(44,901,827)

Goodwill, net	$67,044,642	$20,827,251	$2,147,215	$90,019,108	$63,177,000	$19,650,700	$1,942,289	$84,769,989

Schedule of estimated fair values of the reporting units using the income approach valuation methodology
	Discount rates		Terminal value growth rates
	2014	2015	2014	2015
Reporting units:
Internet games	27%	27%	3%	3%
Mobile games	26%	26%	3%	3%
WVAS	26%	26%	1%	1%